Prepaid Expenses and Other Receivables, Net	6 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables, Net [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES, NET

6. PREPAID EXPENSES AND OTHER RECEIVABLES, NET

Prepayments and other current assets, net, consists of the following:

	As of
	December 31,	June 30,
	2025	2025
Deposits	$989	$40,499
Prepaid social funds	25,876	25,323
Prepaid expenses (1)	-	612,500
Others (2)	143,329	43,136
Total	$170,194	$721,458
Less: allowance for expected credit losses	-	-
Total prepayments and other receivables, net	$170,194	$721,458

(1)	The prepaid expenses represent the expenses prepaid and subject to amortization over the service period.

(2)	Others includes the advances to employees for business purpose and other prepayments.